Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Cash flow hedging instruments
	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2013	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$4,500,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$4,312,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$4,312,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$4,416,000	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$6,750,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$4,416,000	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$18,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$10,497,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$10,497,500	0.76%	3-month USD LIBOR
					$68,452,000

Balance Sheet Location
Derivative Instruments designated as hedging instruments

		December 31,
		2012	2013
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$397,964	$190,973
Interest rate swaps	Long-Term liabilities – Interest rate swaps	253,932	-
Interest rate swaps	Current assets – Interest rate swaps	-	(106,823)
Total derivatives		$651,896	$84,150

Location of Gain/(Loss) Recognized
Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2011	2012	2013
Interest rate swaps	Interest and finance costs	$-	$(143,156)	$(424,533)